Investments in associates and joint ventures - Movement of investments in associates and joint ventures (Details) - COP ($) $ in Millions	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Investments in associates and joint ventures
Opening balance	$ 9,496,600
Equity method recognized in:
Profit or loss	606,332	$ 656,680
Equity	(1,146,185)
Dividends declared	(271,709)
Closing balance	8,685,038
Joint ventures
Investments in associates and joint ventures
Opening balance	6,803,601
Equity method recognized in:
Profit or loss	452,252
Equity	(1,021,046)
Dividends declared	(93,161)
Closing balance	6,141,646
Associates
Investments in associates and joint ventures
Opening balance	2,692,999
Equity method recognized in:
Profit or loss	154,080
Equity	(125,139)
Dividends declared	(178,548)
Closing balance	$ 2,543,392